Leases - Disclosure of Lease Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Depreciation and amortization
Depreciation expense of right of use assets	$ 75,941	$ 74,139	$ 78,193
Other operating and administrative expenses
Short-term leases	12,310	9,530	440
Leases of low-value assets	425	377	279
Variable lease payments not include in the measurement of lease liabilities	2,895	3,222	1,352
Variable lease payments by rental concessions received	0	0	(1,295)
Total operating and administrative expenses	15,630	13,129	776
Finance cost
Interest expense on lease liability	12,173	6,626	6,806
Unwinding of discount and changes in the discount rate	1,106	819	762
Total finance costs	13,279	7,445	7,568
Total lease costs	104,850	94,713	$ 86,537
Lease liabilities	215,353	158,289
Current portion of lease liability	68,304	80,084
Aircraft
Finance cost
Lease liabilities	196,873	135,609
Current portion of lease liability	62,234	74,906
Real estate
Finance cost
Lease liabilities	18,480	22,680
Current portion of lease liability	$ 6,070	$ 5,178